                             [MetLife Letterhead]


MYRA L. SAUL
ASSOCIATE GENERAL COUNSEL
Metropolitan Life Insurance Company
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

VIA EDGAR TRANSMISSION
----------------------

December 14, 2007

Securities Exchange Commission
100 F Street, N.E.
Washington, DC 20549


Re:  MetLife Insurance Company of Connecticut (MICC)
     MetLife of CT Separate Account Six for Variable Annuities
     MetLife Retirement Account Annuity
     333-147892/ 811-08869
     Rule 497(j) Certification

Commissioners:

     On behalf of MetLife Insurance Company of Connecticut (MICC) (the "Company") and MetLife of CT Separate Account Six for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Prospectus Supplements and Statement of Additional Information ("SAI"), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, Prospectus Supplements and Statement of Additional Information ("SAI") contained in Amendment No. 15 for the Account filed electronically with the Commission on December 7, 2007.

     If you have any questions, please contact me at (212) 578-5334.

Sincerely,

/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel